Debt Securities Available for Sale - AFS debt securities in a continuous unrealized loss position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale
Less than 12 months Fair Value	$ 15,393,537	$ 890,461
Less than 12 months Gross Unrealized Losses	273,007	1,877
12 months or more Fair Value	596,135	555
12 months or more Gross Unrealized Losses	25,341	11
Total Fair Value	15,989,672	891,016
Total Gross Unrealized Losses	298,348	1,888
US Treasury Securities
Debt Securities, Available-for-sale
Less than 12 months Fair Value	9,590,448
Less than 12 months Gross Unrealized Losses	102,059
12 months or more Fair Value	0
12 months or more Gross Unrealized Losses	0
Total Fair Value	9,590,448
Total Gross Unrealized Losses	102,059
Collateralized Mortgage Obligations - Federal agencies
Debt Securities, Available-for-sale
Less than 12 months Fair Value	35,533	4,029
Less than 12 months Gross Unrealized Losses	334	43
12 months or more Fair Value	1,084	0
12 months or more Gross Unrealized Losses	29	0
Total Fair Value	36,617	4,029
Total Gross Unrealized Losses	363	43
Mortgage Backed Securities
Debt Securities, Available-for-sale
Less than 12 months Fair Value	5,767,556	886,432
Less than 12 months Gross Unrealized Losses	170,614	1,834
12 months or more Fair Value	595,051	555
12 months or more Gross Unrealized Losses	25,312	11
Total Fair Value	6,362,607	886,987
Total Gross Unrealized Losses	$ 195,926	$ 1,845